Loan Receivables - Summary of Movement of Allowance for Credit Losses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance at beginning of year	¥ (4,633)	¥ (3,949)	¥ (28,665)
Provisions	(677)	(684)	(167)
Write-off			26,195
Balance at end of year	¥ (5,310)	(4,633)	(3,949)
Cumulative Effect, Period of Adoption, Adjustment [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance at beginning of year		¥ (1,312)
Balance at end of year			¥ (1,312)